UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-09759
                                    --------------------------

                   Principal Partners MidCap Growth Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                        Shares
                                                         Held               Value

------------------------------------------------------------------------------------------
COMMON STOCKS (98.33%)

ADVERTISING SALES (0.57%)
                                                                        $
 Lamar Advertising /1/                                 4,410                177,326
AIRLINES (1.00%)
 Southwest Airlines                                   21,490                310,960
APPAREL MANUFACTURERS (1.22%)
 Coach /1/                                             8,840                378,264
APPLICATIONS SOFTWARE (2.22%)
 Citrix Systems /1/                                   21,970                387,111
 Mercury Interactive /1/                               8,280                302,717
                                                                            689,828
AUDIO & VIDEO PRODUCTS (1.78%)
 Harman International Industries                       2,390                204,895
 Polycom /1/                                          18,020                347,425
                                                                            552,320
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.50%)
 Oshkosh Truck                                         2,900                153,613
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.52%)
 Autoliv                                               3,800                159,942
BEVERAGES-WINE & SPIRITS (0.53%)
 Constellation Brands /1/                              4,300                162,884
BUILDING PRODUCTS-AIR & HEATING (0.98%)
 American Standard /1/                                 7,980                302,362
BUILDING-MAINTENANCE & SERVICE (0.70%)
 Ecolab                                                7,150                218,075
CASINO HOTELS (2.18%)
 Aztar /1/                                             7,430                180,326
 Station Casinos                                       7,700                332,640
 Wynn Resorts /1/                                      4,570                163,515
                                                                            676,481
CELLULAR TELECOMMUNICATIONS (1.51%)
 NII Holdings /1/                                      4,960                188,579
 Western Wireless /1/                                 10,640                280,790
                                                                            469,369
COAL (0.66%)
 Peabody Energy                                        3,640                204,495
COMMERCIAL BANKS (1.16%)
 City National                                         2,150                138,675
 UCBH Holdings                                         5,670                221,640
                                                                            360,315
COMMERCIAL SERVICES (1.35%)
 Alliance Data Systems /1/                             6,460                256,526
 Iron Mountain /1/                                     5,040                162,641
                                                                            419,167
COMPUTER SERVICES (0.89%)
 Cognizant Technology Solutions /1/                   10,050                276,877
COMPUTERS (1.71%)
 Apple Computer /1/                                    9,070                293,324
 Research In Motion /1/                                3,820                235,579
                                                                            528,903

                                                        Shares
                                                         Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (1.53%)
                                                                        $
 Lexmark International /1/                             5,370                475,245
CONSUMER PRODUCTS-MISCELLANEOUS (1.01%)
 Clorox                                                6,300                313,551
CONTAINERS-METAL & GLASS (0.55%)
 Ball                                                  2,360                170,345
DATA PROCESSING & MANAGEMENT (3.04%)
 Choicepoint /1/                                       7,260                304,920
 Fiserv /1/                                           10,090                345,683
 Global Payments                                       6,390                291,704
                                                                            942,307
DIAGNOSTIC EQUIPMENT (1.15%)
 Gen-Probe /1/                                         9,540                356,987
DISPOSABLE MEDICAL PRODUCTS (1.61%)
 C.R. Bard                                             9,060                500,112
DISTRIBUTION-WHOLESALE (1.60%)
 CDW                                                   7,700                495,110
DIVERSIFIED MANUFACTURING OPERATIONS (1.73%)
 Eaton                                                 4,000                258,560
 Pentair                                               8,860                277,495
                                                                            536,055
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.71%)
 Aramark                                               8,240                220,997
DRUG DELIVERY SYSTEMS (0.63%)
 Elan /1/                                              9,560                196,458
E-COMMERCE-SERVICES (1.12%)
 Monster Worldwide /1/                                15,740                347,697
ELECTRICAL COMPONENTS & EQUIPMENT (0.29%)
 Power-One /1/                                        10,400                 91,208
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.68%)
 Altera /1/                                           17,040                354,773
 PMC - Sierra /1/                                     19,800                235,224
 Silicon Laboratories /1/                              6,850                241,736
                                                                            831,733
ELECTRONIC MEASUREMENT INSTRUMENTS (0.52%)
 Tektronix                                             5,330                162,032
ENGINES-INTERNAL COMBUSTION (0.65%)
 Briggs & Stratton                                     2,430                202,905
ENTERPRISE SOFTWARE & SERVICE (0.00%)
 MicroStrategy /1/                                        32                      2
ENTERTAINMENT SOFTWARE (0.61%)
 Activision /1/                                       12,890                188,838
FIDUCIARY BANKS (0.94%)
 Investors Financial Services                          6,370                290,982
FINANCE-COMMERCIAL (0.66%)
 CapitalSource /1/                                     9,430                203,877

                                                       Shares
                                                        Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (0.72%)
                                                                        $
 MGIC Investment                                       3,150                223,650
FOOD-MISCELLANEOUS/DIVERSIFIED (0.77%)
 McCormick                                             6,660                238,228
FOOD-RETAIL (0.72%)
 Whole Foods Market                                    2,710                223,087
HEALTH CARE COST CONTAINMENT (0.98%)
 McKesson                                              9,440                303,685
HOTELS & MOTELS (2.85%)
 Marriott International                               10,500                512,400
 Starwood Hotels & Resorts Worldwide                   8,280                372,600
                                                                            885,000
HUMAN RESOURCES (1.42%)
 Manpower                                              7,540                328,367
 MPS Group /1/                                        12,560                112,789
                                                                            441,156
INDEPENDENT POWER PRODUCER (0.56%)
 Reliant Resources /1/                                17,710                174,975
INDUSTRIAL AUTOMATION & ROBOTS (0.78%)
 Rockwell International                                6,460                241,669
INSTRUMENTS-SCIENTIFIC (2.53%)
 Fisher Scientific International /1/                   8,330                484,806
 Waters /1/                                            6,800                298,384
                                                                            783,190
INTERNET CONTENT-INFORMATION & NEWS (1.44%)
 CNET Networks /1/                                    34,570                315,624
 InfoSpace /1/                                         3,470                129,986
                                                                            445,610
INTERNET INFRASTRUCTURE SOFTWARE (1.51%)
 Akamai Technologies /1/                              13,310                198,718
 F5 Networks /1/                                       6,420                168,140
 TIBCO Software /1/                                   14,460                102,232
                                                                            469,090
INTERNET SECURITY (2.70%)
 Check Point Software Technologies /1/                12,620                251,011
 CheckFree /1/                                         8,270                248,431
 VeriSign /1/                                         19,290                337,768
                                                                            837,210
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.98%)
 Affiliated Managers Group /1/                         4,965                227,943
 T. Rowe Price Group                                   8,350                385,937
                                                                            613,880
LASERS-SYSTEMS & COMPONENTS (0.65%)
 Cymer /1/                                             6,990                200,194
LEISURE & RECREATION PRODUCTS (1.28%)
 Brunswick                                             6,050                236,131
 WMS Industries /1/                                    5,850                159,354
                                                                            395,485
MACHINERY-PRINT TRADE (1.07%)
 Zebra Technologies /1/                                4,000                330,520

                                                       Shares
                                                        Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (0.88%)
                                                                        $
 Biomet                                                6,210                273,178
MEDICAL LABORATORY & TESTING SERVICE (0.68%)
 Laboratory Corp. of America Holdings /1/              5,360                209,898
MEDICAL PRODUCTS (1.86%)
 Henry Schein /1/                                      3,960                265,716
 INAMED /1/                                            5,730                310,451
                                                                            576,167
MEDICAL-BIOMEDICAL/GENE (0.87%)
 Charles River Laboratories International
  /1/                                                  6,020                271,321
MEDICAL-DRUGS (2.45%)
 Endo Pharmaceuticals Holdings /1/                     7,810                149,952
 IVAX /1/                                              7,200                171,720
 OSI Pharmaceuticals /1/                               3,460                207,946
 Sepracor /1/                                          5,010                230,310
                                                                            759,928
MEDICAL-HMO (1.78%)
 Anthem /1/                                            4,720                389,259
 Pacificare Health Systems /1/                         5,360                163,855
                                                                            553,114
MEDICAL-NURSING HOMES (0.52%)
 Manor Care                                            5,190                162,188
METAL-COPPER (0.74%)
 Phelps Dodge /1/                                      2,960                230,702
MISCELLANEOUS INVESTING (0.51%)
 Host Marriott /1/                                    12,170                157,602
MULTI-LEVEL DIRECT SELLING (0.84%)
 Nu Skin Enterprises                                   9,590                261,903
NETWORKING PRODUCTS (3.17%)
 Juniper Networks /1/                                 30,370                697,295
 Network Appliance /1/                                14,770                285,209
                                                                            982,504
OIL COMPANY-EXPLORATION & PRODUCTION (1.67%)
 Range Resources                                      11,620                194,635
 XTO Energy                                           10,825                323,667
                                                                            518,302
OIL FIELD MACHINERY & EQUIPMENT (1.86%)
 National-Oilwell /1/                                  6,610                221,105
 Smith International /1/                               6,130                357,256
                                                                            578,361
OIL REFINING & MARKETING (0.84%)
 Ashland                                               4,990                260,827
OIL-FIELD SERVICES (0.56%)
 Baker Hughes                                          4,320                174,096
PIPELINES (0.59%)
 Western Gas Resources                                 5,450                183,611
REINSURANCE (0.60%)
 AXIS Capital Holdings                                 7,220                185,554

                                                       Shares
                                                        Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (2.22%)
                                                                        $
 American Eagle Outfitters /1/                         2,920                 95,688
 Chico's FAS /1/                                       7,770                325,330
 Talbots                                               4,300                132,440
 Urban Outfitters /1/                                  4,590                136,507
                                                                            689,965
RETAIL-AUTO PARTS (0.46%)
 PEP Boys-Manny, Moe & Jack                            6,960                144,072
RETAIL-BEDDING (1.25%)
 Bed Bath & Beyond /1/                                10,990                388,936
RETAIL-MAIL ORDER (0.78%)
 Williams-Sonoma /1/                                   7,460                242,375
RETAIL-PET FOOD & SUPPLIES (0.86%)
 PETsMART                                              8,570                265,756
RETAIL-RESTAURANTS (1.17%)
 P.F. Chang's China Bistro /1/                         2,960                131,513
 Ruby Tuesday                                          8,020                231,698
                                                                            363,211
SAVINGS & LOANS-THRIFTS (0.69%)
 Sovereign Bancorp                                     9,760                212,475
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.15%)
 Linear Technology                                     9,100                355,810
SEMICONDUCTOR EQUIPMENT (1.83%)
 FormFactor /1/                                        8,570                172,086
 Lam Research /1/                                     16,530                394,240
                                                                            566,326
STEEL-SPECIALTY (0.24%)
 Allegheny Technologies                                3,710                 74,386
TELECOMMUNICATION EQUIPMENT (2.07%)
 Comverse Technology /1/                              19,450                331,817
 Harris                                                2,980                141,490
 Tekelec /1/                                           8,670                168,458
                                                                            641,765
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.44%)
 JDS Uniphase /1/                                     39,940                137,793
TELECOMMUNICATION SERVICES (1.09%)
 Avaya /1/                                            23,040                337,536
THERAPEUTICS (0.62%)
 Neurocrine Biosciences /1/                            4,160                193,731
TRANSPORT-SERVICES (0.57%)
 Expeditors International of Washington                3,790                175,894
                              TOTAL COMMON STOCKS                        30,503,538
                                                                        -----------

             TOTAL PORTFOLIO INVESTMENTS (98.33%)                        30,503,538
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
  LIABILITIES (1.67%)                                                       519,475
                       TOTAL NET ASSETS (100.00%)                       $31,023,013
                                                                       -------------

/1/  Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                               $  2,512,066
Unrealized Depreciation                                 (1,480,284)
                                                     --------------
Net Unrealized Appreciation (Depreciation)               1,031,782
Cost for federal income tax purposes                  $ 29,471,756

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners MidCap Growth Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------